As filed with the U.S. Securities and Exchange Commission on April 27, 2007

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 11

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 11

(Check appropriate box or boxes.)

Legg Mason Partners Variable Equity Trust

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Legg Mason Partners Variable Equity Trust

300 First Stamford Place

Stamford, Connecticut

(Name and Address of Agent for Service)

COPY TO:

Burton M. Leibert, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on April 30, 2007 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

The Registrant, a Maryland business trust, is the successor issuer to Legg Mason Partners Variable Portfolios IV, a Massachusetts business trust (the “Predecessor Registrant”). By filing this Post-Effective Amendment to the currently effective Registration Statement on Form N-1A of the Predecessor Registrant (File No. 333-91278), the Registrant expressly adopts the Registration Statement of the Predecessor Registrant as its own Registration Statement for all purposes of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, effective April 30, 2007. The prospectuses (Part A of Form N-1A) and statements of additional information (Part B of Form N-1A) filed on April 25, 2007 as part of Post-Effective Amendment No. 9 (File No. 811-21128) and April 26, 2007 as part of Post-Effective Amendment No. 10 (File No. 811-21128) to the Predecessor Registrant’s Registration Statement on Form N-1A are hereby incorporated by reference.

PART C

OTHER INFORMATION

Item 23.	Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A filed with the Securities and Exchange Commission (the “SEC”) (the “Registration Statement”) (File Nos. 333-91278 and 811-21128).

(a)(1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is filed herewith.

(2) Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007 is filed herewith.

(b) The Registrant’s By-Laws dated October 4, 2006 are filed herewith.

(c) Not Applicable.

(d)(1) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Aggressive Growth Portfolio, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Post-Effective Amendment No. 6.

(2) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Dividend Strategy Portfolio, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 6.

(3) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable International All Cap Growth Portfolio, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 6.

(4) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Large Cap Growth Portfolio, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 6.

(5) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Mid Cap Core Portfolio, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 6.

(6) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 6.

(7) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Capital and Income Portfolio, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 6.

(8) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 6.

(9) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 6.

(10) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Social Awareness Stock Portfolio, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 6.

(11) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Appreciation Portfolio, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on January 30, 2007 (“Post-Effective Amendment No. 7”).

(12) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Equity Index Portfolio, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 7.

(13) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Fundamental Value Portfolio, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 7.

(14) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Investors Portfolio, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 7.

(15) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 50%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 7.

(16) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 70%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 7.

(17) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 85%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 7.

(18) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Small Cap Growth Portfolio, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 7.

(19) Form of Subadvisory Agreement between LMPFA and ClearBridge Advisors, LLC (“ClearBridge”) (formerly known as CAM North America, LLC), regarding Legg Mason Partners Variable Aggressive Growth Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 6.

(20) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Dividend Strategy Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 6.

(21) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable International All Cap Growth Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 6.

(22) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Large Cap Growth Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 6.

(23) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Mid Cap Core Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 6.

(24) Form of Subadvisory Agreement between LMPFA and ClearBridge dated August 1, 2006, regarding Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value, is incorporated herein by reference to Post-Effective Amendment No. 6.

(25) Form of Subadvisory Agreement between LMPFA and ClearBridge dated August 1, 2006, regarding Legg Mason Partners Variable Capital and Income Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 6.

(26) Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”) dated August 1, 2006, regarding Legg Mason Partners Variable Capital and Income Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 6.

(27) Form of Subadvisory Agreement between LMPFA and ClearBridge dated August 1, 2006, regarding Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value, is incorporated herein by reference to Post-Effective Amendment No. 6.

(28) Form of Subadvisory Agreement between LMPFA and ClearBridge dated August 1, 2006, regarding Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value, is incorporated herein by reference to Post-Effective Amendment No. 6.

(29) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Social Awareness Stock Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 6.

(30) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Appreciation Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 7.

(31) Form of Subadvisory Agreement between LMPFA and Batterymarch Financial Management, Inc. (“Batterymarch”), regarding Legg Mason Partners Variable Equity Index Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 7.

(32) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Fundamental Value Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 7.

(33) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Investors Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 7.

(34) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Lifestyle Allocation 50%, is incorporated herein by reference to Post-Effective Amendment No. 7.

(35) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Lifestyle Allocation 70%, is incorporated herein by reference to Post-Effective Amendment No. 7.

(36) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Lifestyle Allocation 85%, is incorporated herein by reference to Post-Effective Amendment No. 7.

(37) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Small Cap Growth Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 7.

(e)(1) Form of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (“CGMI”) (formerly Salomon Smith Barney Inc.) (the “CGMI Distribution Agreement”) is incorporated by reference to the Registration Statement.

(2) Form of the Distribution Agreement between the Registrant and PFS Distributors, Inc. is incorporated by reference to the Registration Statement.

(3) Amendment to the CGMI Distribution Agreement dated December 1, 2005 between the Registrant and CGMI is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement filed on April 27, 2006 (“Post-Effective Amendment No. 5”)

(4) Distribution Agreement dated December 1, 2005 between Registrant and Legg Mason Investors Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 5.

(f)(1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6.

(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 6.

(3) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 6.

(4) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 6.

(5) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6.

(g)(1) Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company, a Massachusetts trust company is incorporated by reference to the Registration Statement.

(2) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 5.

(h)(1) Form of Transfer Agency and Service Agreement between the Registrant and Citicorp Trust Bank, fsb. is incorporated herein by reference to the Registration Statement.

(2) Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 5.

(3) License Agreement between Citigroup, Inc. and Registrant dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 5.

(4) Form of License Agreement between Legg Mason Properties, Inc. and Registrant dated April 6, 2006 is incorporated herein by reference to Post-Effective Amendment No. 5.

(i)(1) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.

(2) Opinion and Consent of Goodwin Procter LLP, Massachusetts counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.

(3) Opinion and Consent of Counsel regarding the legality of shares being registered is filed herewith.

(j)(1) Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 25, 2007 (“Post-Effective Amendment No. 9”).

(2) Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 26, 2007 (“Post-Effective Amendment No. 10”).

(3) Power of Attorney dated February 7, 2007 is filed herewith.

(k) Not Applicable.

(l) Form of Purchase Agreement between the Registrant and the Purchaser of the initial shares is incorporated by reference to the Registration Statement.

(m)(1) Form of Services and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to the Registration Statement.

(2) Form of Distribution Plan is incorporated by reference to the Registration Statement.

(3) Amended Services and Distribution Plan pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 5.

(n) Form of Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to the Registration Statement.

(o) Not Applicable.

(p)(1) Code of Ethics of Citigroup Asset Management—North America and certain registered Investment companies, as amended September 13, 2005 (adopted by LMPFA and ClearBridge), is incorporated herein by reference to Post-Effective Amendment No. 5.

(2) Code of Ethics of Legg Mason Investors Services, LLC dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 5.

(4) Code of Ethics of CGMI to be filed by amendment.

(5) Code of Ethics of PFS to be filed by amendment.

(6) Code of Ethics of WAM dated as of February, 2005, is incorporated herein by reference to Post-Effective Amendment No. 6.

(7) Code of Ethics of Batterymarch to be filed by amendment.

Item 24.	Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25.	Indemnification

The response to this item is, in part, incorporated by reference to the Registrant Statement. Reference is also made to (a) Section 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (the “CGMI Distribution Agreement”), incorporated by reference herein; (b) paragraph 7 of the Amendment to the CGMI Distribution Agreement incorporated by reference herein; (c) Section 4 of the Distribution Agreement between the Registrant and PFS Distributors, Inc. (the “PFS Distribution Agreement”), incorporated by reference herein; (d) paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC

Item 26.	Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadvisor — ClearBridge Advisors, LLC (formerly known as CAM North America, LLC) (“ClearBridge”)

ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason.

ClearBridge is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of ClearBridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by ClearBridge pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-64710).

Subadviser — Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Vice President and Director, BMML
Director, LMCM
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, Western Asset Management Company Limited

James W. Hirschmann III	Director, WAM
Director, Western Asset Management Company Limited

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM
Senior Executive Officer, Western Asset Management Company Limited

Gregory McShea	General Counsel and Secretary, WAM
General Counsel and Secretary, Western Asset Management
Company Limited

WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.

Subadvisor — Batterymarch Financial Management, Inc. (“Batterymarch”)

Batterymarch was organized under the laws of the State of Maryland as a corporation. Batterymarch is an indirect wholly-owned subsidiary of Legg Mason.

Batterymarch is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Batterymarch together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to

Schedules A and D of Form ADV filed by Batterymarch pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801- 48035).

Item 27.	Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Funds Trust, Variable Annuity Portfolios, Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Smith Barney Multiple Discipline Trust, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Equity Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Income Trust, Legg Mason Partners Income Trust, Smith Barney Institutional Cash Management Fund, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Funds Trust, Variable Annuity Portfolios, Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Smith Barney Multiple Discipline Trust, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Equity Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Income Trust, Legg Mason Partners Income Trust, Smith Barney Institutional Cash Management Fund, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

PFS Investments Inc. (“PFS”), a distributor of the Registrant, is also the distributor for certain series of the registrants listed: Legg Mason Partners Equity Trust, Legg Mason Partners Income Trust.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve – Managing Director

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel

Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28.	Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Variable Equity Trust 125 Broad Street

New York, New York 10004

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Subadvisers:

(3)	c/o Clearbridge Advisors, LLC

399 Park Avenue

New York, NY 10022

(4)	c/o Western Asset Management Company

399 Park Avenue

New York, NY 10022

(5)	Batterymarch Financial Management, Inc.

John Hancock Tower

200 Clarendon Street

Boston, MA 02116

With respect to the Registrant’s Custodian:

(6)	State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(7)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(8)	Citigroup Global Markets Inc.

388 Greenwich Street New York,

New York 10013

(9)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

(10)	PFS Investments, Inc.

3120 Breckinridge Blvd

Duluth, GA 30099-0062

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE EQUITY TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 27th day of April, 2007.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST, on behalf of its series indicated on Appendix A

By:	/s/ R. Jay Gerken
R. Jay. Gerken
Chairman of the Board
(Chief Executive Officer)

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on April 27, 2007.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Kaprel Ozsolak Kaprel Ozsolak	Treasurer and Chief Financial Officer

/s/ Paul R. Ades* Paul R. Ades	Trustee

/s/ Andrew L. Breech* Andrew L. Breech	Trustee

/s/ Dwight B. Crane* Dwight B. Crane	Trustee

/s/ Robert M. Frayn, Jr.* Robert M. Frayn, Jr.	Trustee

/s/ Frank G. Hubbard* Frank G. Hubbard	Trustee

/s/ Howard J. Johnson* Howard J. Johnson	Trustee

/s/ David E. Maryatt* David E. Maryatt	Trustee

/s/ Jerome H. Miller* Jerome H. Miller	Trustee

/s/ Ken Miller* Ken Miller	Trustee

/s/ John J. Murphy* John J. Murphy	Trustee

/s/ Thomas F. Schlafly* Thomas F. Schlafly	Trustee

/s/ Jerry A. Viscione* Jerry A. Viscione	Trustee

*By: /s/ R. Jay Gerken R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated February 7, 2007.

APPENDIX A

SERIES NAME

Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Capital and Income Portfolio

Legg Mason Partners Variable Equity Index Portfolio

Legg Mason Partners Variable Fundamental Value Portfolio

Legg Mason Partners Variable Investors Portfolio

Legg Mason Partners Variable Lifestyle Allocation 50%

Legg Mason Partners Variable Lifestyle Allocation 70%

Legg Mason Partners Variable Lifestyle Allocation 85%

Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value

Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value

Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value

Legg Mason Partners Variable Small Cap Growth Portfolio

Legg Mason Partners Variable Aggressive Growth Portfolio

Legg Mason Partners Variable Dividend Strategy Portfolio

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Legg Mason Partners Variable Large Cap Growth Portfolio

Legg Mason Partners Variable Mid Cap Core Portfolio

Legg Mason Partners Variable Social Awareness Portfolio

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit
(a)(1)	The Registrant’s Declaration of Trust dated as of October 2, 2006

(a)(2)	Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007

(b)	The Registrant’s By-Laws dated October 4, 2006

(i)(3)	Opinion and Consent of Counsel regarding the legality of shares being registered

(j)(3)	Power of Attorney dated February 7, 2007